Cash and due from banks and inter-bank funds (Tables)	12 Months Ended
Dec. 31, 2019
Cash and cash equivalents [abstract]
Summary of cash and due from banks
(a)	The detail of cash and due from banks is as follows:

	2019	2018
	S/(000)	S/(000)
Cash and clearing (b)	1,877,843	1,860,442
Deposits in the Central Reserve Bank of Peru – BCRP (b)	5,861,570	3,639,927
Deposits in banks (c)	2,112,316	1,586,693
Accrued interest	6,209	6,817

	9,857,938	7,093,879
Restricted funds (d)	1,270,937	1,286,532

Total	11,128,875	8,380,411

Summary of legal reserve and restricted funds

(b)
In accordance with rules in force, Interbank is required to maintain a legal reserve in order to honor its obligations with the public. This reserve is
comprised of funds kept in Interbank and in the BCRP and is made up as follows:

	2019	2018
	S/(000)	S/(000)
Legal reserve
Deposits in BCRP	4,998,770	3,370,087
Cash in vaults	1,757,917	1,738,690

Subtotal legal reserve	6,756,687	5,108,777

Non-mandatory reserve
Overnight BCRP deposits	862,800	269,840
Cash and clearing	119,859	121,496

Subtotal non-mandatory reserve	982,659	391,336

Cash balances not subject to legal reserve	67	256

Total	7,739,413	5,500,369

(d)	The Group maintains restricted funds related to:

	2019	2018
	S/(000)	S/(000)
Repurchase agreements with BCRP (*)	1,208,506	1,189,454
Derivative financial instruments, Note 10(b)	57,816	92,456
Others	4,615	4,622

Total	1,270,937	1,286,532